Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Borrowings

Our borrowings at June 30, 2020 and December 31, 2019 consisted of the following:

(in thousands)	Maturity	Spread over LIBOR (1)	June 30, 2020	December 31, 2019
New RPI Intermediate FT Senior Secured Credit Facilities:
Term Loan A Facility
Tranche A-1	2/2025	150 bps	$3,120,000	$—
Term Loan B Facility
Tranche B-1	2/2027	175 bps	2,825,800	—
RPIFT Senior Secured Credit Facilities:
Term Loan B Facility
Tranche B-6	3/2023	200 bps	—	4,123,000
Term Loan A Facility
Tranche A-4	5/2022	150 bps	—	2,150,000
Loan issuance costs			(3,929)	(1,691)
Original issue discount			(30,023)	(33,187)

Total value of senior secured debt (2)			5,911,848	6,238,122

Less: Current portion of long-term debt			(182,226)	(281,984)

Total long-term debt			$5,729,622	$5,956,138

(1)	Borrowings under our senior secured credit facilities bear interest at a rate equal to LIBOR plus an applicable margin.
(2)	The carrying value of our long term debt, including the current portion, approximates its fair value.

RPIFT’s borrowings at December 31, 2019 and 2018 consisted of the following:

(In thousands)	Maturity	Spread over LIBOR (1)	As of December 31,
			2019	2018
RPIFT Senior Secured Credit Facilities:
Term Loan B Facility
Tranche B-6	3/2023	200 bps	$4,123,000	$4,267,000
Term Loan A Facility
Tranche A-4	5/2022	150 bps	2,150,000	2,300,000
Loan issuance costs			(1,691)	(2,284)
Original issue discount			(33,187)	(45,384)

Total carrying value of senior secured debt(2)			6,238,122	6,519,332

Less: Current portion of long-term debt			(281,984)	(281,436)

Total long-term debt			$5,956,138	$6,237,896

(1)	Borrowings under RPIFT’s senior secured credit facilities bear interest at a rate equal to LIBOR plus an applicable margin.
(2)	The carrying value of our long term debt, including the current portion, approximates its fair value.

Schedule of Repayments of Debt by Year

As of June 30, 2020, we are required to repay the term loans under the Credit Agreement over the next five years and thereafter as follows:

(in thousands)	Term loan amortization
Year	Tranche A-1	Tranche B-1	Total
Remainder of 2020	$80,000	$14,200	$94,200
2021	160,000	28,400	188,400
2022	160,000	28,400	188,400
2023	160,000	28,400	188,400
2024	160,000	28,400	188,400
Thereafter	2,400,000	2,698,000	5,098,000

Total (1)	$3,120,000	$2,825,800	$5,945,800

(1)	Excludes discount on long-term debt of $30.0 million and loan issuance costs of $3.9 million, which are amortized through interest expense over the life of the underlying debt obligations.

As of February 2020, we are required to repay the term loans under RPI Intermediate FT’s new senior secured credit facilities over the next five years and thereafter as follows:

(in thousands)	Term loan amortization
Year	Tranche A-1	Tranche B-1	Total
2020	$160,000	$28,400	$188,400
2021	160,000	28,400	188,400
2022	160,000	28,400	188,400
2023	160,000	28,400	188,400
2024	160,000	28,400	188,400
Thereafter	2,400,000	2,698,000	5,098,000

Total (1)	$3,200,000	$2,840,000	$6,040,000

(1)	Excludes discount on long-term debt of $32.6 million and loan issuance costs of $4.1 million, which are amortized through interest expense over the life of the underlying debt obligations.